[SR&Z Letterhead]

                                  June 10, 2003

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re: Ivy Long/Short Hedge Fund LLC -- (1933 Act File No. 333-100821; 1940 Act File No. 811-21246) Filing Pursuant to Rule 497(j) Under the 1933 Act
                 ---------------------------------------------------------------

Ladies and Gentlemen:

                  On behalf of Ivy Long/Short Hedge Fund LLC (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I am informing you that the form of the prospectus and the statement of additional information for the Fund does not differ from the prospectus and statement of additional information for the Fund which was contained in pre-effective amendment number 2 to the Fund's registration statement filed on May 12, 2003.

                  Please call the undersigned at (212) 756-2002 with any questions or comments.

                                                 Sincerely yours,



                                                 /s/ TIMOTHY D. SPERRY
                                                 -----------------------
                                                 Timothy D. Sperry*



* admitted MA and DC bar; not yet admitted in NY